Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Summary of Company's significant contractual lease obligations

The following table summarizes the Company’s significant contractual lease obligations at December 31, 2022:

		Less than
	Total	1 year	1-3 years
	(in thousands)
Facility leases	$212	$178	$35
Car leases	11	11	-
Total	$223	$182	$35